Financial liabilities - Summary of Short Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 5,699,083	¥ 5,464,469
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Short-term debt (Principally from bank)	1,339,878	1,552,166
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	¥ 4,359,205	¥ 3,912,303